Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 11 - Stockholders’ Equity

Common Stock and Warrants for Services

On April 8, 2024, the Company entered into an agreement with a service provider to provide certain services until December 27, 2025 (the “Service Agreement”) in exchange for 60,000 shares of restricted common stock with a fair value of $860,400 based on the market price of the Company’s common stock on the grant date. Further, the Company issued the service provider a common stock purchase warrant (“Warrant”) which permits the service provider to purchase 50,000, 50,000 and 100,000 shares of the Company’s common stock at a price of $4.00 per share, $5.00 per share and $6.00 per share, respectively. The Warrant is immediately exercisable in whole or in part, by the service provider from April 8, 2024, to April 8, 2029. The total estimated grant date fair value of the Warrant using the Black-Scholes option pricing model was $1,943,500 and was recognized into expense over the term of the service provider’s agreement. The following inputs were utilized in the Black-Scholes option pricing model to estimate the Warrant fair value: common stock price as quoted on the OTC market of $10.78, exercise price of $4 - $6, volatility of 124.34%, and risk-free rate of 4.43%.

The initial value of the common stock and warrants have been reflected as an increase to additional paid in capital and prepaid expenses in the aggregate amount of $2,803,900. The fair value of these stock-based payments was being amortized into expense as services were provided by the vendor. During the three and six months ended June 30, 2025, the Service Agreement was terminated, and the Company recognized the remaining $1,202,766 prepaid expense balance as stock-based compensation expense included within general and administrative expenses.

The following table presents the Company’s common stock warrant activity during the six months ended June 30, 2026:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of December 31, 2025	2,033,467	$2.27	2.72
Granted	-	-	-
Exercises	-	-	-
Outstanding and exercisable as of June 30, 2026	2,033,467	$2.27	2.22

Series A-1 Convertible Preferred Shares

The Company has designated 300 shares of preferred stock with a par value of $0.001 as “Series A-1 Convertible Preferred Shares”.

The Series A-1 Convertible Preferred Shares entitle their holders to a number of votes equal to the number of shares issuable upon conversion times 2,000,000 granting the holders of Series A-1 Convertible Preferred Shares, as a group, effective control of the Company.

The Series A-1 Convertible Preferred Shares are convertible, at the option of the holders, or automatically upon a Qualified Public Offering resulting in gross proceeds to the Company of not less than $30 million, in whole but not in part, into 300 shares of common stock.

Holders of Series A-1 Convertible Preferred Shares are not entitled to receive dividends, out of assets legally available thereof, prior and in preference to any declaration or payment of any dividend on the common stock or any other capital stock of the Corporation.

As of June 30, 2026 and December 31, 2025 there are 300 shares of Series A-1 Convertible Preferred Shares outstanding.

Series B-1 Convertible Preferred Shares

The Company has designated 500,000 shares of preferred stock with a par value of $0.001 as “Series B-1 Convertible Preferred Shares”.

The Series B-1 Convertible Preferred Shares entitle their holders to votes equal to the number of shares issuable upon conversion.

The Series B-1 Convertible Preferred Shares are convertible, at the option of the holders, or automatically upon a Qualified Public Offering resulting in gross proceeds to the Company of not less than $30 million, in whole but not in part, into 30 shares of common stock.

The Series B-1 Convertible Preferred Shares shall be entitled to receive an annual dividend, payable in newly issued common stock, in an amount equal to ten percent of the number of then existing Series B-1 Convertible Preferred Shares issued and outstanding prior and in preference to any declaration or payment of any dividend on the common stock or any other capital stock of the Corporation. This dividend is cumulative.

As of June 30, 2026 and December 31, 2025, there are 5 shares of Series B-1 Convertible Preferred Shares outstanding.

Common Stock

Subject to the rights of holders of Series B-1 preferred shares, common stock shall be entitled to receive such cash dividends may be declared thereon by the Board from time to time out of assets of funds of the Corporation legally available.

The Company is authorized to issue 975,000,000 shares of common stock with a par value of $0.001 per share as of June 30, 2026 and December 31, 2025.

Common Stock Issuances

Three Months Ended June 30, 2026

During the three months ended June 30, 2026, the Company issued 108,943 shares of restricted common stock for fully vested RSUs. See the restricted stock unit disclosure in Note 12 below.

During the three months ended June 30, 2026, the Company issued 198 shares of common stock for services for $1,000 based on the market price of the Company’s stock on the grant date.

On May 21, 2026, the Company entered into a Purchase Agreement with an investor pursuant to which the investor purchased 746,269 shares of our common stock at a purchase price of $3.35 per share.

Three Months Ended June 30, 2025

During the three months ended June 30, 2025, the Company issued 32,252 shares of restricted common stock for fully vested RSUs. See the restricted stock unit disclosure in Note 12 below.

During the three months ended June 30, 2025, the Company issued 249 shares of common stock for $3,000 of services, based on the market price of the Company’s stock on the grant date.

Six Months Ended June 30, 2026

During the six months ended June 30, 2026, the Company issued 266,709 shares of restricted common stock for fully vested RSUs. See the restricted stock unit disclosure in Note 12 below.

During the six months ended June 30, 2026, the Company issued 773 shares of common stock for services for $4,000 based on the market price of the Company’s stock on the grant date.

During the six months ended June 30, 2026, the Company entered into a Purchase Agreement with an investor pursuant to which the investor purchased 746,269 shares of our common stock at a purchase price of $3.35 per share, for aggregate gross proceeds of $2,500,000.

Six Months Ended June 30, 2025

During the six months ended June 30, 2025, the Company issued 64,503 shares of restricted common stock for fully vested RSUs.

During the six months ended June 30, 2025, the Company issued 861 shares of common stock for $12,000 of services, based on the market price of the Company’s stock on the grant date.

During the six months ended June 30, 2025, the Company issued 16,667 shares of common stock for the exercise of a warrant and received cash proceeds of $33,334.

Note 7 - Stockholders’ Equity

Common Stock and Warrants for Services

On April 8, 2024, the Company entered into an agreement with a service provider to provide certain services until December 27, 2025 (the “Service Agreement”) in exchange for 60,000 shares of restricted common stock with a fair value of $860,400 based on the market price of the Company’s common stock on the grant date. Further, the Company issued the service provider a common stock purchase warrant (“Warrant”) which permits the service provider to purchase 50,000, 50,000 and 100,000 shares of the Company’s common stock at a price of $4.00 per share, $5.00 per share and $6.00 per share, respectively. The Warrant is immediately exercisable in whole or in part, by the service provider from April 8, 2024, to April 8, 2029. The total estimated grant date fair value of the Warrant using the Black-Scholes option pricing model was $1,943,500 and was recognized into expense over the term of the service provider’s agreement. The following inputs were utilized in the Black-Scholes option pricing model to estimate the Warrant fair value: common stock price as quoted on the OTC market of $10.78, exercise price of $4 - $6, volatility of 124.34%, and risk-free rate of 4.43%.

The initial value of the common stock and warrants have been reflected as an increase to additional paid in capital and prepaid expenses in the aggregate amount of $2,803,900. The fair value of these stock-based payments was being amortized into expense as services were provided by the vendor. During the year ended December 31, 2025, the Service Agreement was terminated, and the Company recognized the remaining prepaid expense balance as expense. During the years ended December 31, 2025 and 2024, the Company amortized $1,611,796 and $1,192,104, respectively, within general and administrative expense on the consolidated statements of operations.

The following table presents the Company’s common stock warrant activity for the years ended December 31, 2025 and 2024:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding and exercisable as of January 1, 2024	2,035,135	$1.96	4.28
Granted	200,000	2.28	-
Exercises	(175,001)	2.00	-
Outstanding and exercisable as of December 31, 2024	2,060,134	$2.28	3.71
Exercises	(26,667)	$1.81	-
Outstanding and exercisable as of December 31, 2025	2,033,467	$2.27	2.72

Series A-1 Convertible Preferred Shares

The Company has designated 300 shares of preferred stock with a par value of $0.001 as “Series A-1 Convertible Preferred Shares”.

The Series A-1 Convertible Preferred Shares entitle their holders to a number of votes equal to the number of shares issuable upon conversion times 2,000,000 granting the holders of Series A-1 Convertible Preferred Shares, as a group, effective control of the Company.

The Series A-1 Convertible Preferred Shares are convertible, at the option of the holders, or automatically upon a Qualified Public Offering resulting in gross proceeds to the Company of not less than $30 million, in whole but not in part, into 300 shares of common stock.

Holders of Series A-1 Convertible Preferred Shares are not entitled to receive dividends, out of assets legally available thereof, prior and in preference to any declaration or payment of any dividend on the common stock or any other capital stock of the Corporation.

As of December 31, 2025 and 2024, there are 300 shares of Series A-1 Convertible Preferred Shares outstanding.

Series B-1 Convertible Preferred Shares

The Company has designated 500,000 shares of preferred stock with a par value of $0.001 as “Series B-1 Convertible Preferred Shares”.

The Series B-1 Convertible Preferred Shares entitle their holders to votes equal to the number of shares issuable upon conversion.

The Series B-1 Convertible Preferred Share is convertible, at the option of the holders, or automatically upon a Qualified Public Offering resulting in gross proceeds to the Company of not less than $30 million, in whole but not in part, into 5 shares of common stock.

The Series B-1 Convertible Preferred Shares shall be entitled to receive an annual dividend, payable in newly issued common stock, in an amount equal to ten percent of the number of then existing Series B-1 Convertible Preferred Shares issued and outstanding prior and in preference to any declaration or payment of any dividend on the common stock or any other capital stock of the Corporation. This dividend is cumulative.

As of December 31, 2025 and 2024, there are 5 shares of Series B-1 Convertible Preferred Shares outstanding.

Common Stock

Subject to the rights of holders of Series B-1 preferred shares, common stock shall be entitled to receive such cash dividends may be declared thereon by the Board from time to time out of assets of finds of the Corporation legally available.

The Company is authorized to issue 975,000,000 shares of common stock with a par value of $0.001 per share as of December 31, 2025 and 2024.

Common Stock Issuances

Year Ended December 31, 2025

During the year ended December 31, 2025, the Company issued 135,822 shares of restricted common stock as compensation to certain directors, executives and employees with an estimated fair value of $2,405,367, based on the market price of the Company’s stock on the grant date. See restricted stock unit disclosures in Note 8 below.

During the year ended December 31, 2025, the Company issued 1,745 shares of common stock for services with a market value of $18,000, based on the market price of the Company’s stock on the grant date.

During the year ended December 31, 2025, the Company issued 26,667 shares of common stock for warrant exercises for approximately $48,334.

Year Ended December 31, 2024

During the year ended December 31, 2024, the Company issued 31,335 shares of restricted common stock as compensation to certain directors, executives and employees with an estimated fair value of $366,622, based on the market price of the Company’s stock on the grant date. See restricted stock unit disclosures in Note 7 below.

During the year ended December 31, 2024, the Company issued 11,773 shares of common stock for services with a market value of $210,177, based on the market price of the Company’s stock on the grant date.

On April 8, 2024, the Company entered into an agreement with a service provider to provide certain services until December 27, 2025 in exchange for 60,000 shares of common stock with a fair value of $860,400 based on the market price of the Company’s common stock on the grant date. See further disclosures related to this service agreement in Note 8.

During the year ended December 31, 2024, the Company converted 2,942 shares of common stock for $15,210 of outstanding debt.

During the year ended December 31, 2024, the Company issued 175,001 shares of common stock for warrant exercises for approximately $350,007.

During the year ended December 31, 2024, the Company issued 283,400 shares of common stock for warrant exercises for approximately $292,610.

During the year ended December 31, 2024, the Company agreed to repurchase and retired 117,359 shares of common stock for $1.00 that had been previously issued to a service provider.